Segmented Information (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of entity's operating segments [Abstract]
Disclosure of operating segments [text block]
The results from operations for these reportable operating segments are summarized in the following tables:

Year ended December 31, 2017
	Young-Davidson	Mulatos	Island Gold	El Chanate	Corporate/other[1]	Total
Operating revenues	$249.7	$201.4	$14.9	$76.8	—	$542.8
Cost of sales
Mining and processing	125.9	112.9	4.1	72.7	—	315.6
Royalties	4.4	10.6	0.6	—	—	15.6
Amortization	83.1	29.5	8.7	4.3	—	125.6
	213.4	153.0	13.4	77.0	—	456.8
Expenses
Exploration	—	6.7	—	—	1.6	8.3
Corporate and administrative	—	—	—	—	15.5	15.5
Share-based compensation	—	—	—	—	6.2	6.2
Earnings (loss) from operations	$36.3	$41.7	$1.5	($0.2)	($23.3)	$56.0
Finance expense						(9.1)
Foreign exchange gain						5.0
Other loss						(0.6)
Loss on redemption of senior secured notes						(29.1)
Earnings before income taxes						$22.2
1. Corporate and other consists of corporate balances and exploration and development projects.

Year ended December 31, 2016
	Young-Davidson	Mulatos	El Chanate	Corporate/other[1]	Total
Operating revenues	$211.9	$187.3	$83.0	—	$482.2
Cost of sales
Mining and processing	107.4	117.2	72.4	—	297.0
Royalties	3.7	9.6	—	—	13.3
Amortization	72.6	37.8	8.6	—	119.0
	183.7	164.6	81.0	—	429.3
Expenses
Exploration	—	2.0	—	3.1	5.1
Corporate and administrative	—	—	—	16.3	16.3
Share-based compensation	—	—	—	10.2	10.2
Earnings (loss) from operations	$28.2	$20.7	$2.0	($29.6)	$21.3
Finance expense					(24.0)
Foreign exchange loss					(12.5)
Other gains					7.6
Loss before income taxes					($7.6)
1. Corporate and other consists of corporate balances and exploration and development projects.

(b) Segment assets and liabilities
The following table presents the segment assets and liabilities:

	Total Assets		Total liabilities
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Young-Davidson	$1,580.9	$1,548.9	$243.4	$260.4
Mulatos	350.0	335.5	93.8	88.4
Island Gold	849.6	—	222.5	—
El Chanate	111.4	113.5	24.3	27.8
Corporate/other	421.9	494.3	48.6	356.2
Total assets and liabilities	$3,313.8	$2,492.2	$632.6	$732.8